Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,367,683
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,254,923
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 730,462
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.32%, 3/01/29 ........................................... 6,000,000 4,961,334
9,946,719
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 985,000 990,240
b
Revenue , 2025 A-2 , Refunding , 4.24%, 12/01/45 .......................... 230,000 98,583
1,088,823
New York 92.3%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 426,619
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,501,968
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 . 3,750,000 3,929,415
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,529,113
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 922,667
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AG Insured ,
2.375% , 7/01/40 ................................................... 5,250,000 3,688,945
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,351
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,699
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 226,998
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 100,636
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 100,364
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 100,091
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,580,000 1,567,408
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 340,688
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 1,000,000 1,037,508
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,511,411
City of Long Beach , GO , 2020 A , 5% , 9/01/26 .............................. 1,370,000 1,405,557
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,274,660
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,216,434
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,350,256
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,045,544
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,033,368
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 1,975,548
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,519,414
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 250,000 259,788
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ 500,000 490,114
County of Suffolk ,
GO , 2018 B , AG Insured , 4% , 10/15/30 ................................. 6,310,000 6,387,276
GO , 2018 B , AG Insured , 3.375% , 10/15/31 .............................. 6,370,000 6,372,136

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... $ 160,000 $ 160,000
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 158,489
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 159,738
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 214,214
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,030,481
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 5,000,000 5,176,993
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,338,163
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 539,548
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 506,465
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,674,159
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,464,410
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,296,465
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.84%, 11/15/39 .......................... 15,000,000 7,601,520
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,067,709
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 765,000
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.62%, 11/15/32 ............ 30,000,000 23,083,407
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 998,202
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,069,405
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,660,160
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,063,190
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,056,259
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 623,795
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 740,265
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,816,662
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
10/01/29 ....................................................... 5,000,000 4,736,881
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 4% , 1/01/32 . 3,250,000 3,331,720
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/39 .... 2,500,000 2,082,700
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 4,944,820
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,048,226
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,241,925
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,638,387
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,724,796
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,041,484
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,005,801
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 6,735,655
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/41 ...................... 2,000,000 2,119,188
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/46 ........................ 1,800,000 1,853,807
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,024,868
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,591,056
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,419,884
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,263,274

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. $ 2,000,000 $ 1,737,136
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 14,935,684
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AG Insured , 5% , 10/01/34 .................. 5,000 5,358
Revenue , 2025 A , AG Insured , 5% , 10/01/39 ............................. 1,000,000 1,074,080
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,250,000 1,212,067
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 571,611
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 666,835
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,012,881
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 776,921
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,007,144
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,811,468
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 1,000,659
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 335,850
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 288,082
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 291,300
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 347,020
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,375,330
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 520,323
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,023,473
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,450,032
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,191,039
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,032,988
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 828,359
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,000,000 1,018,415
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,531,227
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 875,000 882,244
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 451,547
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,027,170
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,649,282
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 178,108
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,035,651
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,216
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,290,079
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/42 1,000,000 1,046,445
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,044,004
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,165,292
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,117,427
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/48 ................. 4,000,000 4,073,220
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,015,283
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,000,000 3,005,357
d
Rochester Gas and Electric Corp. , Revenue , 2004 B , 4% , 5/15/32 ............. 2,000,000 2,013,693
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,204,907
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 6,976,758
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,828,174
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,338,683

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... $ 3,500,000 $ 3,565,575
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,067,959
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 3,500,000 3,599,049
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,216,940
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 882,044
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 529,992
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 160,328
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 423,282
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,377,579
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,065,000 3,308,769
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 5,255,000 5,645,770
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 1,977,403
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 968,752
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,080,000 1,126,852
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,893,270
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 345,284
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 337,179
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 542,001
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 617,958
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 690,162
Syracuse University , Revenue , 2025 , 5.25% , 12/01/45 ...................... 1,000,000 1,062,027
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,211,211
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 15,695,924
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,097,917
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 626,603
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,651,859
e
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 4.5% ,
8/01/35 ........................................................ 975,000 980,960
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 500,000 502,551
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 280,702
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 473,035
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,144,984
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 5,000,000 4,148,028
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,288,908
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,579,884
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,323,834
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,355,421
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,332,607
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,488,986
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,049,760
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,500,505
b
Revenue , 2013 A , Refunding , 3.3%, 11/15/30 ............................. 14,175,000 11,904,161
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,423,885
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,072,832
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/45 .................................... 1,000,000 1,029,558
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,168,466

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. $ 1,500,000 $ 1,549,165
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,125,546
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,000,000 3,132,425
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,884,636
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,577,553
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,097,254
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 807,661
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 997,561
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,089,405
465,923,931
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 2,000,000 1,994,977
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,482,276
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,408,142
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,585,000 4,611,906
b
Revenue , 2025 A-2 , Refunding , 3.94%, 12/01/45 .......................... 1,050,000 477,362
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 2,650,000 2,631,776
7,721,044
U.S. Territories 0.1%
Guam 0.1%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 785,393
Total Municipal Bonds (Cost $ 510,727,280 ) .....................................
494,718,988
a a a a

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9.
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
New York 1.5%
f
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.6% , 3/01/44
$ 7,700,000 $ 7,700,000
Total Municipal Bonds (Cost $ 7,700,000 ) .......................................
7,700,000
Total Short Term Investments (Cost $ 7,700,000 ) .................................
7,700,000
a
Total Investments (Cost $ 518,427,280 ) 99.5% ...................................
$502,418,988
Other Assets, less Liabilities 0.5% .............................................
2,290,399
Net Assets 100.0% ...........................................................
$504,709,387
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $23,286,751, representing 4.6% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.